4. REVERSE MERGER	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
4. REVERSE MERGER

On March 31, 2019, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with WikiSoft Acquisition, Inc., a Delaware corporation (“Merger Sub”) and WikiSoft Corp., a privately held Delaware corporation (“WikiSoft DE”). In connection with the closing of this merger transaction, Merger Sub merged with and into WikiSoft DE (the “Merger”) on April 30, 2019, with the filing of Articles of Merger with the Delaware Secretary of State. However, the Company engaged in a change of control prior to March 31, 2019 for accounting purposes.

In addition, pursuant to the terms and conditions of the Merger Agreement:

▪	Each share of WikiSoft DE’s outstanding membership interest was converted into the right to receive one (1) share of the Company’s common stock, par value $0.001 per share (the “Common Stock”), all of which shares of Common Stock were issued in exchange for the total outstanding shares of common stock in WikiSoft DE for a total of 100,000,000 shares of Common Stock.
▪	WikiSoft DE provided customary representations and warranties and closing conditions, including approval of the Merger by a majority of its voting shareholders.
▪	Shareholders in the Company holding 60 shares of Series A Preferred Stock converted their preferred stock into 4,000,000 shares of common stock.

After giving effect to the issuance 100,000,000 shares of the Company’s common stock to the former shareholders of WikiSoft DE, combined with 4,306,097 shares of common stock of the pre-merger Company, the combined Company had 104,365,219 shares of common stock issued and outstanding, resulting in the shareholders of the pre-merger Company collectively owning approximately 4.13%, and the former WikiSoft DE shareholders owning approximately 95.87%, of the outstanding common stock of the Company. WikiSoft DE was determined to be the accounting acquirer since its former members has majority control of the common stock, the majority members of the board of directors, and comprise the executive officers of the Company after the merger was to be consummated. Thus, for accounting purposes the merger has been accounted for as a reverse acquisition with WikiSoft DE as the accounting acquirer (legal acquiree) and the Company as the accounting acquiree (legal acquirer and the registrant).

The Company determined the fair value of consideration effectively transferred in connection with the reverse merger in accordance with ASC 805, whereas as the accounting acquirer, WikiSoft DE, is required to calculate a hypothetical amount of consideration it would have transferred to the accounting acquiree (the Company) to obtain the same percentage ownership interest in the combined entity that results from the transaction. Under reverse acquisition accounting, as the accounting acquirer, WikiSoft DE is deemed (for accounting purposes only) to have issued 4,365,219 shares with an aggregate value at the merger date of $2,837,392 based on estimated fair value of $0.65 per share.

The Company determined the fair value of its common stock in accordance with the guidance in ASC 820 - Fair Value Measurement. ASC 820 states fair value is based on market prices or market inputs, not based on entity-specific measurements. In conducting its analysis of the fair value of the Company’s common stock, the Company noted that PUBCO stock is traded on the OTC market, but is not widely traded, thus the Company determined that the OTC market is not a reliable measure of the fair value of the Company’s common stock. Instead the Company determined fair value of its common stock based on recent substantial sales and determined the fair value of its common stock to be $0.65 per share.

The total purchase price allocation was allocated to identifiable tangible assets deemed acquired, and liabilities assumed, of the Company in the merger, based on their estimated fair values. The estimated fair values were determined from information that was available at the merger date. The Company believes that the information available provided a reasonable basis for estimating the fair values. The Company was unable to identify any assets or liabilities assumed as of the reverse merger date as a result a loss of $2,837,392 was recorded as a result of the transaction.